Goodwill and Identified Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Carrying Amount of Goodwill

The change in the carrying amount of goodwill for the three months ended March 31, 2021 and the year ended 2020, is as follows (in thousands):

	March 31, 2021	December 31, 2020
Balance, beginning of the year	$47,481	$47,461
Addition	—	20

Balance, end of period	$47,481	$47,481

Schedule of Identified Intangible Assets

Identified intangible assets consisted of the following at March 31, 2021 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,197)	$203	2.71
Technology-based	18,300	(14,089)	4,211	4.48
Customer-based	27,700	(8,949)	18,751	9.11
Workforce-based	380	(6)	374	9.85

	$47,780	$(24,241)	$23,539

Identified intangible assets consisted of the following at December 31, 2020 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688

Identified intangible assets consisted of the following at December 31, 2020 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688

Identified intangible assets consisted of the following at December 31, 2019 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(912)	$488	2.88
Technology-based	18,300	(11,043)	7,257	3.36
Customer-based	22,100	(6,968)	15,132	10.05

	$41,800	$(18,923)	$22,877

Schedule of Future Amortization of Intangible Assets

Future amortization of identified intangible assets at March 31, 2021 is shown below (in thousands):

As of March 31, 2021	Amount
Remaining 2021	$3,344
2022	3,479
2023	3,189
2024	2,328
2025	2,114
2026 and beyond	9,085

Total future identified intangible asset amortization	$23,539

Future amortization of identified intangible assets at December 31, 2020 is shown below (in thousands):

Amount
2021	$3,932
2022	2,881
2023	2,591
2024	1,730
2025 and beyond	7,554

Total future identified intangible asset amortization	$18,688